Share capital - Narratives (Details) - CHF (SFr)	Dec. 31, 2024	Dec. 31, 2023
Disclosure of classes of share capital [line items]
Issued share capital	SFr 2,226,000	SFr 2,089,000
Number of treasury shares outstanding	10,899,773	5,243,958
Common Shares
Disclosure of classes of share capital [line items]
Issued share capital	SFr 2,226,203	SFr 2,088,823
Number of shares outstanding	100,410,377	99,197,829